Property and equipment, net	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and equipment, net

Note 5 – Property and equipment, net

Property and equipment consist of the following:

	December 31, 2020	December 31, 2019

Electronic devices	$161,571	$123,697
Office equipment, fixtures and furniture	83,380	78,148
Automobile	58,943	55,244
Computer and network equipment	369,654	322,209
Leasehold improvement	346,478	302,521
Construction in progress	1,971,568	1,799,997
Subtotal	2,991,594	2,681,816
Less: accumulated depreciation and amortization	(798,405)	(664,759)
Total	$2,193,189	$2,017,057

Depreciation expense for the years ended December 31, 2020, 2019, and 2018 amounted to $84,249, $119,461, and $113,324, respectively. In 2020, the Company did not dispose of any equipment. In 2019, the Company disposed of $28,142 of electronic equipment with accumulated depreciation of $27,298 for gross proceeds of $539 resulting in a loss on disposal of equipment of $305. In 2018, the Company disposed of $22,439 of electronic equipment with accumulated depreciation of $20,039 for gross proceeds of $567 resulting in a loss on disposal of equipment of $1,833.

Construction-in-progress consists of the following as of December 31, 2020:

Construction-in-progress description	Value	Estimated Completion date	Estimated Additional Cost to Complete
Guiyang Longdongbao Project (cloud computing facility in Guiyang)	$12,260,536	August 2022	Approximately $10 million

The Company completed the initial stage of the project, which included demolition, underground structure and design and permits. The Company is currently in negotiation with various contractors for the construction of the facility. As such, no significant contractual obligation regarding this project existed as of December 31, 2020. The Company obtained the Guiyang Provincial Enterprise Investment Project Filing Certificate in June 2020. The Company expects to start construction in the second half of 2021 and the project is estimated to be completed by the end of 2022.